Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 9,514	$ 10,764
Property, plant and equipment at end of period	9,458	9,514	$ 10,764
Commitments for purchases of property, plant and equipment	770	744
Capitalized borrowing costs	5	3	2
Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	20	18
Additions	1,384	1,065
Disposals and derecognitions	(116)	(360)
Depreciation charge	(885)	(916)	(967)
Impairment charge	(48)	(106)	(411)
Impairment reversal	1	16	4
Currency translation effects	(412)	377
Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(1,344)
Additions		245
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	21,393	24,873
Property, plant and equipment at end of period	20,558	21,393	24,873
Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(11,879)	(14,109)
Property, plant and equipment at end of period	(11,100)	(11,879)	(14,109)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	398	442
Property, plant and equipment at end of period	371	398	442
Land | Continuing operations
Movements of property, plant and equipment [roll forward]
Reclassifications	1
Additions	0	1
Disposals and derecognitions	(4)	(16)
Impairment charge	(5)	(3)
Impairment reversal		3
Currency translation effects	(19)	25
Land | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(54)
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	403	451
Property, plant and equipment at end of period	376	403	451
Land | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5)	(9)
Property, plant and equipment at end of period	(5)	(5)	(9)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	4,896	5,493
Property, plant and equipment at end of period	4,542	4,896	5,493
Buildings | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	6	12
Reclassifications	136	197
Additions	73	85
Disposals and derecognitions	(35)	(261)
Depreciation charge	(327)	(343)
Impairment charge	(13)	(36)
Impairment reversal		9
Currency translation effects	(194)	162
Buildings | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(422)
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	10,147	11,396
Property, plant and equipment at end of period	9,526	10,147	11,396
Buildings | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,251)	(5,903)
Property, plant and equipment at end of period	(4,984)	(5,251)	(5,903)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,206	1,157
Property, plant and equipment at end of period	1,603	1,206	1,157
Construction in progress | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations		1
Reclassifications	(569)	(420)
Additions	1,082	734
Disposals and derecognitions	(19)	(20)
Impairment charge	(3)	(10)
Currency translation effects	(94)	44
Construction in progress | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(280)
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	1,213	1,184
Property, plant and equipment at end of period	1,610	1,213	1,184
Construction in progress | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(7)	(27)
Property, plant and equipment at end of period	(7)	(7)	(27)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	3,014	3,672
Property, plant and equipment at end of period	2,942	3,014	3,672
Machinery and other equipment | Continuing operations
Movements of property, plant and equipment [roll forward]
Impact of business combinations	14	5
Reclassifications	432	223
Additions	229	245
Disposals and derecognitions	(58)	(63)
Depreciation charge	(558)	(573)
Impairment charge	(27)	(57)
Impairment reversal	1	4
Currency translation effects	(105)	146
Machinery and other equipment | Discontinued operations
Movements of property, plant and equipment [roll forward]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(588)
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	9,630	11,842
Property, plant and equipment at end of period	9,046	9,630	11,842
Machinery and other equipment | Accumulated depreciation, amortisation and impairment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(6,616)	(8,170)
Property, plant and equipment at end of period	$ (6,104)	$ (6,616)	$ (8,170)